FINANCIAL INSTRUMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Not Carried at Fair Value
Receivables	$ 11,086,786	$ 9,386,549	$ 8,627,213
Affiliated debt	1,147,864	819,270	1,567,107
Long-term debt	5,215,730	4,587,773	4,043,897
Carrying Amount
Financial Instruments Not Carried at Fair Value
Receivables	11,086,786	9,386,549	8,627,213
Affiliated debt	1,147,864	819,270	1,567,107
Long-term debt	5,215,730	4,587,773	4,043,897
Estimated Fair Value
Financial Instruments Not Carried at Fair Value
Receivables		9,710,124	8,258,863
Affiliated debt		823,028	1,587,538
Long-term debt		4,648,139	4,067,386
Estimated Fair Value | Level 2
Financial Instruments Not Carried at Fair Value
Receivables	11,178,924	9,710,124
Affiliated debt	1,147,864	823,028
Long-term debt	$ 5,334,273	$ 4,648,139